Statutory Reserves and Restricted Net Assets	12 Months Ended
Aug. 31, 2021
Restructuring and Related Activities [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
25.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, and in private school sector, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended August 31, 2019, 2020 and 2021, the Group made apportions of RMB nil, RMB 622 and RMB 1,909 to the statutory surplus reserve fund, respectively, and RMB nil, RMB nil and RMB nil to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings of the Company’s PRC subsidiaries and VIEs.

	As of August 31
	2020	2021
	RMB	RMB
Paid-in capital	645,662	445,288
Additional paid-in capital	113,492	6,239
Statutory reserves	3,118	3,993
Retained earnings	1,172,995	1,596,274
Total	1,935,267	2,051,794